Stock-based Compensation Stock Option Monte Carlo Model Assumptions Level 4 (Details)	12 Months Ended
Dec. 31, 2015 $ / shares
Tranche A Options [Member]
Stock Option Monte Carlo Model Assumptions [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 7.93
Option Indexed to Issuer's Equity, Strike Price	$ 20.33
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.48%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	47.00%
Tranche Market Threshold	$ 30.50
Tranche B Options [Member]
Stock Option Monte Carlo Model Assumptions [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	7.62
Option Indexed to Issuer's Equity, Strike Price	$ 20.33
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.48%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	47.00%
Tranche Market Threshold	$ 40.66